Securities - Summary of Interest Income Calculated Using Effective Interest Method (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,667	$ 1,752	$ 4,774	$ 5,394
FVOCI securities
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,144	1,128	3,243	3,304
Amortized cost securities
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 523	$ 624	$ 1,531	$ 2,090